Loan Payable to Third Parties (Tables)	12 Months Ended
Dec. 31, 2024
Loan Payable to Third Parties
Schedule of Loan Payable to Third Parties
	December 31,	December 31,
	2024	2023
Loan payable to third parties (i)	$1,027,734	$3,522,521
Loan payable to third party (ii)	2,223,000
Total	$3,250,734	$3,522,521